Securities - Summary of Credit Risk Exposure by Internal Risk Rating (Detail) - CAD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jan. 31, 2022	Oct. 31, 2021
Disclosure of credit risk exposure [line items]
Amortized cost	$ 81,803	$ 78,180
Securities measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Investment grade	80,447	77,229
Non-investment grade	492	423
Impaired	153	150
Carrying amount of securities measured at FVOCI subject to impairment	81,092	77,802
Items not subject to impairment	549	533
Carrying amount of securities measured at FVOCI	81,641	78,335
Securities measured at amortized cost [member]
Disclosure of credit risk exposure [line items]
Investment grade	70,799	66,033
Non-investment grade	1,156	1,139
Amount before allowance for credit losses	71,955	67,172
Allowance for credit losses	26	23
Amortized cost	71,929	67,149
Performing Stage one [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Investment grade	80,373	77,147
Non-investment grade	476	423
Carrying amount of securities measured at FVOCI subject to impairment	80,849	77,570
Performing Stage one [member] | Securities measured at amortized cost [member]
Disclosure of credit risk exposure [line items]
Investment grade	70,799	66,033
Non-investment grade	943	928
Amount before allowance for credit losses	71,742	66,961
Allowance for credit losses	9	5
Amortized cost	71,733	66,956
Performing Stage two [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Investment grade	74	82
Non-investment grade	16
Carrying amount of securities measured at FVOCI subject to impairment	90	82
Performing Stage two [member] | Securities measured at amortized cost [member]
Disclosure of credit risk exposure [line items]
Non-investment grade	213	211
Amount before allowance for credit losses	213	211
Allowance for credit losses	17	18
Amortized cost	196	193
Impaired Stage three [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Impaired	153	150
Carrying amount of securities measured at FVOCI subject to impairment	$ 153	$ 150